TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Life Insurance Businesses and the Provision of Services for Health Insurance (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business line [Abstract]
IBNR Balance COVID - 19	S/ 171.8	S/ 192.3
Claims reported COVID - 19	132.6	590.2
Total Impact COVID-19	304.4	782.5
Vida Individual [Member]
Business line [Abstract]
IBNR Balance COVID - 19	18.7	18.0
Claims reported COVID - 19	3.0	39.0
Total Impact COVID-19	21.7	57.0
Vida Grupo [Member]
Business line [Abstract]
IBNR Balance COVID - 19	7.0	13.9
Claims reported COVID - 19	2.4	18.7
Total Impact COVID-19	9.4	32.6
Vida Ley [Member]
Business line [Abstract]
IBNR Balance COVID - 19	16.1	27.2
Claims reported COVID - 19	6.4	44.4
Total Impact COVID-19	22.5	71.6
Vida Credito [Member]
Business line [Abstract]
IBNR Balance COVID - 19	50.5	45.6
Claims reported COVID - 19	13.6	162.9
Total Impact COVID-19	64.1	208.5
SISCO [Member]
Business line [Abstract]
IBNR Balance COVID - 19	72.1	67.8
Claims reported COVID - 19	102.4	286.5
Total Impact COVID-19	174.5	354.3
Asistencia Medica [Member]
Business line [Abstract]
IBNR Balance COVID - 19	7.4	19.8
Claims reported COVID - 19	4.8	38.7
Total Impact COVID-19	S/ 12.2	S/ 58.5